Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ (8,668)	$ 0
Liabilities, at fair value	(8,668)	0
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(8,668)	0
Liabilities, at fair value	(8,668)	0
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(2,054,924)	(2,362,054)
Liabilities, at fair value	(2,018,625)	(2,272,771)
Financial liabilities at amortized cost | Trade and other payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(207,454)	(258,114)
Liabilities, at fair value	(207,454)	(258,114)
Financial liabilities at amortized cost | Bank loan | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(505,412)	(520,700)
Liabilities, at fair value	(506,471)	(522,294)
Financial liabilities at amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,328,175)	(1,583,240)
Liabilities, at fair value	(1,290,817)	(1,492,363)
Financial liabilities at amortized cost | Lease obligations | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(13,883)
Liabilities, at fair value	(13,883)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,433	79,582
Financial assets, at fair value	5,433	79,582
Financial assets	5,433	79,582
Financial assets, at fair value	5,433	79,582
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,433	79,582
Financial assets, at fair value	5,433	79,582
Financial assets	5,433	79,582
Financial assets, at fair value	5,433	79,582
Financial assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	179,334	111,564
Financial assets, at fair value	179,334	111,564
Financial assets	179,334	111,564
Financial assets, at fair value	179,334	111,564
Financial assets at amortized cost | Cash | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,572	0
Financial assets, at fair value	5,572	0
Financial assets	5,572	0
Financial assets, at fair value	5,572	0
Financial assets at amortized cost | Trade and Other Receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173,762	111,564
Financial assets, at fair value	173,762	111,564
Financial assets	173,762	111,564
Financial assets, at fair value	$ 173,762	$ 111,564